Schedule of Investments(a)
November 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.18%
Advertising–0.07%
Interpublic Group of Cos., Inc. (The)	22,279	$739,440
Omnicom Group, Inc.	12,280	826,567
		1,566,007
Aerospace & Defense–1.29%
Boeing Co. (The)(b)	31,577	6,247,509
General Dynamics Corp.	13,297	2,512,734
Howmet Aerospace, Inc.	22,292	627,074
Huntington Ingalls Industries, Inc.	2,313	410,581
L3Harris Technologies, Inc.	11,515	2,407,556
Lockheed Martin Corp.	14,144	4,714,478
Northrop Grumman Corp.	8,626	3,008,749
Raytheon Technologies Corp.	86,415	6,992,702
Textron, Inc.	12,774	904,399
TransDigm Group, Inc.(b)	3,001	1,734,728
		29,560,510
Agricultural & Farm Machinery–0.25%
Deere & Co.	16,269	5,621,590
Agricultural Products–0.09%
Archer-Daniels-Midland Co.	31,961	1,988,294
Air Freight & Logistics–0.59%
C.H. Robinson Worldwide, Inc.(c)	7,506	713,746
Expeditors International of Washington, Inc.	9,723	1,182,511
FedEx Corp.	14,096	3,247,295
United Parcel Service, Inc., Class B	41,738	8,279,567
		13,423,119
Airlines–0.20%
Alaska Air Group, Inc.(b)	7,063	343,050
American Airlines Group, Inc.(b)(c)	36,897	652,708
Delta Air Lines, Inc.(b)	36,635	1,326,187
Southwest Airlines Co.(b)	33,908	1,505,515
United Airlines Holdings, Inc.(b)(c)	18,442	779,359
		4,606,819
Alternative Carriers–0.03%
Lumen Technologies, Inc.	56,404	696,025
Apparel Retail–0.37%
Bath & Body Works, Inc.	15,087	1,133,486
Gap, Inc. (The)	12,266	202,757
Ross Stores, Inc.	20,450	2,230,891
TJX Cos., Inc. (The)	69,142	4,798,455
		8,365,589
Apparel, Accessories & Luxury Goods–0.16%
Hanesbrands, Inc.	19,897	321,337
PVH Corp.	4,061	433,634
Ralph Lauren Corp.	2,754	319,574
Tapestry, Inc.	15,846	635,741
Under Armour, Inc., Class A(b)	10,769	254,041
Under Armour, Inc., Class C(b)	11,877	238,371
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
VF Corp.	18,677	$1,339,701
		3,542,399
Application Software–2.62%
Adobe, Inc.(b)	27,303	18,288,915
ANSYS, Inc.(b)	5,000	1,957,400
Autodesk, Inc.(b)	12,632	3,210,928
Cadence Design Systems, Inc.(b)	15,863	2,815,048
Ceridian HCM Holding, Inc.(b)	7,686	840,848
Citrix Systems, Inc.	7,033	565,664
Intuit, Inc.	15,661	10,215,670
Paycom Software, Inc.(b)	2,754	1,204,820
PTC, Inc.(b)	5,963	653,426
salesforce.com, inc.(b)	55,676	15,865,433
Synopsys, Inc.(b)	8,767	2,989,547
Tyler Technologies, Inc.(b)	2,316	1,201,958
		59,809,657
Asset Management & Custody Banks–0.81%
Ameriprise Financial, Inc.	6,519	1,887,902
Bank of New York Mellon Corp. (The)	45,510	2,493,493
BlackRock, Inc.	8,199	7,416,897
Franklin Resources, Inc.	16,047	519,923
Invesco Ltd.(d)	19,457	434,475
Northern Trust Corp.	11,956	1,383,309
State Street Corp.	19,685	1,751,375
T. Rowe Price Group, Inc.	13,008	2,600,950
		18,488,324
Auto Parts & Equipment–0.13%
Aptiv PLC(b)	15,511	2,487,189
BorgWarner, Inc.	13,665	591,421
		3,078,610
Automobile Manufacturers–2.73%
Ford Motor Co.	224,477	4,307,714
General Motors Co.(b)	83,197	4,814,610
Tesla, Inc.(b)	46,502	53,233,630
		62,355,954
Automotive Retail–0.30%
Advance Auto Parts, Inc.	3,729	823,065
AutoZone, Inc.(b)	1,235	2,244,081
CarMax, Inc.(b)	9,338	1,318,993
O’Reilly Automotive, Inc.(b)	3,953	2,522,646
		6,908,785
Biotechnology–1.73%
AbbVie, Inc.	101,276	11,675,097
Amgen, Inc.	32,543	6,472,152
Biogen, Inc.(b)	8,541	2,013,455
Gilead Sciences, Inc.	71,855	4,952,965
Incyte Corp.(b)	10,633	720,067
Moderna, Inc.(b)	20,126	7,093,006
Regeneron Pharmaceuticals, Inc.(b)	6,024	3,834,457

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Biotechnology–(continued)
Vertex Pharmaceuticals, Inc.(b)	14,868	$2,779,424
		39,540,623
Brewers–0.02%
Molson Coors Beverage Co., Class B	10,747	477,597
Broadcasting–0.12%
Discovery, Inc., Class A(b)	9,636	224,230
Discovery, Inc., Class C(b)	16,851	382,686
Fox Corp., Class A(c)	18,429	658,100
Fox Corp., Class B	8,452	283,987
ViacomCBS, Inc., Class B	34,718	1,074,522
		2,623,525
Building Products–0.49%
A.O. Smith Corp.	7,736	611,531
Allegion PLC	5,112	632,048
Carrier Global Corp.	49,727	2,691,225
Fortune Brands Home & Security, Inc.	7,936	797,806
Johnson Controls International PLC	40,817	3,051,479
Masco Corp.	14,085	928,201
Trane Technologies PLC	13,618	2,541,800
		11,254,090
Cable & Satellite–0.80%
Charter Communications, Inc., Class A(b)	7,269	4,697,810
Comcast Corp., Class A	262,293	13,109,404
DISH Network Corp., Class A(b)	14,125	441,406
		18,248,620
Casinos & Gaming–0.16%
Caesars Entertainment, Inc.(b)	12,250	1,103,358
Las Vegas Sands Corp.(b)	19,592	697,867
MGM Resorts International	22,793	902,147
Penn National Gaming, Inc.(b)(c)	8,935	457,740
Wynn Resorts Ltd.(b)(c)	5,998	485,898
		3,647,010
Commodity Chemicals–0.16%
Dow, Inc.	42,610	2,340,567
LyondellBasell Industries N.V., Class A	15,145	1,319,584
		3,660,151
Communications Equipment–0.82%
Arista Networks, Inc.(b)	12,836	1,592,434
Cisco Systems, Inc.	241,514	13,244,628
F5, Inc.(b)	3,437	782,192
Juniper Networks, Inc.	18,836	586,365
Motorola Solutions, Inc.	9,738	2,465,467
		18,671,086
Computer & Electronics Retail–0.06%
Best Buy Co., Inc.	12,919	1,380,524
Construction & Engineering–0.04%
Quanta Services, Inc.	7,932	902,503
Construction Machinery & Heavy Trucks–0.46%
Caterpillar, Inc.	31,375	6,066,356
Cummins, Inc.	8,231	1,726,452
PACCAR, Inc.	19,901	1,660,142
Shares		Value
Construction Machinery & Heavy Trucks–(continued)
Wabtec Corp.	10,773	$956,319
		10,409,269
Construction Materials–0.13%
Martin Marietta Materials, Inc.	3,578	1,443,759
Vulcan Materials Co.	7,612	1,458,763
		2,902,522
Consumer Electronics–0.05%
Garmin Ltd.	8,707	1,162,733
Consumer Finance–0.55%
American Express Co.	36,878	5,616,520
Capital One Financial Corp.	25,566	3,592,790
Discover Financial Services	17,164	1,851,137
Synchrony Financial	32,648	1,462,304
		12,522,751
Copper–0.14%
Freeport-McMoRan, Inc.	84,134	3,119,689
Data Processing & Outsourced Services–2.92%
Automatic Data Processing, Inc.	24,247	5,598,390
Broadridge Financial Solutions, Inc.	6,642	1,119,642
Fidelity National Information Services, Inc.	35,399	3,699,195
Fiserv, Inc.(b)	34,155	3,296,641
FleetCor Technologies, Inc.(b)	4,735	980,760
Global Payments, Inc.	16,834	2,003,919
Jack Henry & Associates, Inc.	4,233	641,850
Mastercard, Inc., Class A	49,925	15,722,381
Paychex, Inc.	18,380	2,190,896
PayPal Holdings, Inc.(b)	67,309	12,444,761
Visa, Inc., Class A	96,718	18,741,047
Western Union Co. (The)	23,484	371,517
		66,810,999
Distillers & Vintners–0.13%
Brown-Forman Corp., Class B	10,426	733,573
Constellation Brands, Inc., Class A	9,642	2,172,632
		2,906,205
Distributors–0.14%
Genuine Parts Co.	8,240	1,052,578
LKQ Corp.	15,407	861,251
Pool Corp.	2,307	1,278,355
		3,192,184
Diversified Banks–3.02%
Bank of America Corp.	424,384	18,872,356
Citigroup, Inc.	116,154	7,399,010
JPMorgan Chase & Co.	171,250	27,199,638
U.S. Bancorp	77,321	4,278,944
Wells Fargo & Co.	235,336	11,244,354
		68,994,302
Diversified Chemicals–0.04%
Eastman Chemical Co.	7,738	806,996
Diversified Support Services–0.17%
Cintas Corp.	5,017	2,118,127
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Diversified Support Services–(continued)
Copart, Inc.(b)	12,202	$1,771,243
		3,889,370
Drug Retail–0.08%
Walgreens Boots Alliance, Inc.	41,286	1,849,613
Electric Utilities–1.49%
Alliant Energy Corp.	14,267	781,689
American Electric Power Co., Inc.	28,669	2,323,622
Duke Energy Corp.	44,090	4,277,171
Edison International(c)	21,743	1,419,383
Entergy Corp.	11,502	1,154,111
Evergy, Inc.	12,957	820,178
Eversource Energy	19,693	1,620,143
Exelon Corp.	56,042	2,955,095
FirstEnergy Corp.	31,170	1,173,862
NextEra Energy, Inc.	112,542	9,766,395
NRG Energy, Inc.	13,950	502,479
Pinnacle West Capital Corp.	6,431	418,336
PPL Corp.	44,166	1,229,140
Southern Co. (The)	60,677	3,707,365
Xcel Energy, Inc.	30,857	1,966,516
		34,115,485
Electrical Components & Equipment–0.54%
AMETEK, Inc.	13,216	1,803,984
Eaton Corp. PLC	22,897	3,710,688
Emerson Electric Co.	34,355	3,017,743
Generac Holdings, Inc.(b)	3,618	1,524,046
Rockwell Automation, Inc.	6,674	2,243,799
		12,300,260
Electronic Components–0.19%
Amphenol Corp., Class A	34,370	2,769,535
Corning, Inc.	43,888	1,627,806
		4,397,341
Electronic Equipment & Instruments–0.27%
Keysight Technologies, Inc.(b)	10,559	2,053,514
Teledyne Technologies, Inc.(b)	2,658	1,103,841
Trimble, Inc.(b)	14,323	1,229,916
Zebra Technologies Corp., Class A(b)	3,063	1,803,433
		6,190,704
Electronic Manufacturing Services–0.14%
IPG Photonics Corp.(b)	2,039	334,784
TE Connectivity Ltd.	18,797	2,893,422
		3,228,206
Environmental & Facilities Services–0.24%
Republic Services, Inc.	12,084	1,598,230
Rollins, Inc.	12,637	420,560
Waste Management, Inc.	22,202	3,567,195
		5,585,985
Fertilizers & Agricultural Chemicals–0.18%
CF Industries Holdings, Inc.	12,220	740,410
Corteva, Inc.	42,076	1,893,420
FMC Corp.	7,412	742,608
Mosaic Co. (The)	19,706	674,339
		4,050,777
Shares		Value
Financial Exchanges & Data–1.08%
Cboe Global Markets, Inc.	6,077	$783,569
CME Group, Inc., Class A	20,621	4,547,343
Intercontinental Exchange, Inc.	32,243	4,214,805
MarketAxess Holdings, Inc.	2,168	764,632
Moody’s Corp.	9,277	3,623,967
MSCI, Inc.	4,725	2,974,151
Nasdaq, Inc.	6,708	1,363,267
S&P Global, Inc.	13,821	6,298,644
		24,570,378
Food Distributors–0.09%
Sysco Corp.	29,260	2,049,370
Food Retail–0.07%
Kroger Co. (The)	38,968	1,618,341
Footwear–0.54%
NIKE, Inc., Class B	73,246	12,396,153
Gas Utilities–0.03%
Atmos Energy Corp.	7,453	673,155
General Merchandise Stores–0.51%
Dollar General Corp.	13,537	2,995,738
Dollar Tree, Inc.(b)	13,293	1,779,002
Target Corp.	28,352	6,913,352
		11,688,092
Gold–0.11%
Newmont Corp.	45,797	2,515,171
Health Care Distributors–0.19%
AmerisourceBergen Corp.	8,526	986,884
Cardinal Health, Inc.	16,535	764,413
Henry Schein, Inc.(b)	7,961	565,709
McKesson Corp.	8,864	1,921,361
		4,238,367
Health Care Equipment–2.57%
Abbott Laboratories	101,599	12,778,106
ABIOMED, Inc.(b)	2,581	812,447
Baxter International, Inc.	28,650	2,136,430
Becton, Dickinson and Co.	16,459	3,903,087
Boston Scientific Corp.(b)	81,600	3,106,512
DexCom, Inc.(b)	5,545	3,119,562
Edwards Lifesciences Corp.(b)	35,803	3,842,020
Hologic, Inc.(b)	14,446	1,079,550
IDEXX Laboratories, Inc.(b)	4,877	2,965,557
Intuitive Surgical, Inc.(b)	20,442	6,630,158
Medtronic PLC	77,018	8,217,821
ResMed, Inc.	8,324	2,121,371
STERIS PLC	5,718	1,249,555
Stryker Corp.	19,234	4,551,341
Teleflex, Inc.	2,659	790,840
Zimmer Biomet Holdings, Inc.	11,908	1,424,197
		58,728,554
Health Care Facilities–0.16%
HCA Healthcare, Inc.	14,128	3,187,135
Universal Health Services, Inc., Class B	4,324	513,389
		3,700,524
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Health Care REITs–0.17%
Healthpeak Properties, Inc.	30,753	$1,010,544
Ventas, Inc.(c)	21,798	1,022,762
Welltower, Inc.	24,217	1,928,157
		3,961,463
Health Care Services–0.59%
Cigna Corp.	19,490	3,740,131
CVS Health Corp.	75,623	6,734,984
DaVita, Inc.(b)	3,823	361,273
Laboratory Corp. of America Holdings(b)	5,544	1,581,870
Quest Diagnostics, Inc.	6,963	1,035,259
		13,453,517
Health Care Supplies–0.19%
Align Technology, Inc.(b)	4,212	2,575,764
Cooper Cos., Inc. (The)	2,817	1,060,516
DENTSPLY SIRONA, Inc.	12,484	608,470
		4,244,750
Health Care Technology–0.05%
Cerner Corp.	16,940	1,193,423
Home Furnishings–0.04%
Leggett & Platt, Inc.	7,568	305,671
Mohawk Industries, Inc.(b)	3,186	534,834
		840,505
Home Improvement Retail–1.50%
Home Depot, Inc. (The)	60,935	24,411,170
Lowe’s Cos., Inc.	40,511	9,908,586
		34,319,756
Homebuilding–0.23%
D.R. Horton, Inc.	18,680	1,825,036
Lennar Corp., Class A	15,803	1,660,105
NVR, Inc.(b)	192	1,003,265
PulteGroup, Inc.	14,789	739,894
		5,228,300
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.(b)	40,290	632,553
Hotels, Resorts & Cruise Lines–0.56%
Booking Holdings, Inc.(b)	2,354	4,947,755
Carnival Corp.(b)(c)	45,507	801,833
Expedia Group, Inc.(b)	8,327	1,341,397
Hilton Worldwide Holdings, Inc.(b)	15,937	2,152,611
Marriott International, Inc., Class A(b)	15,677	2,313,298
Norwegian Cruise Line Holdings Ltd.(b)	21,087	411,407
Royal Caribbean Cruises Ltd.(b)(c)	12,772	891,741
		12,860,042
Household Appliances–0.03%
Whirlpool Corp.(c)	3,573	777,985
Household Products–1.25%
Church & Dwight Co., Inc.	14,073	1,257,845
Clorox Co. (The)	6,999	1,139,787
Colgate-Palmolive Co.	48,341	3,626,542
Kimberly-Clark Corp.	19,301	2,515,113
Procter & Gamble Co. (The)	139,115	20,113,247
		28,652,534
Shares		Value
Housewares & Specialties–0.02%
Newell Brands, Inc.	21,571	$463,129
Human Resource & Employment Services–0.03%
Robert Half International, Inc.	6,382	709,487
Hypermarkets & Super Centers–1.10%
Costco Wholesale Corp.	25,346	13,671,125
Walmart, Inc.	81,901	11,517,738
		25,188,863
Independent Power Producers & Energy Traders–0.04%
AES Corp. (The)	37,995	888,323
Industrial Conglomerates–0.98%
3M Co.	33,136	5,634,445
General Electric Co.	62,902	5,975,061
Honeywell International, Inc.	39,609	8,010,524
Roper Technologies, Inc.	6,024	2,796,040
		22,416,070
Industrial Gases–0.57%
Air Products and Chemicals, Inc.	12,697	3,649,626
Linde PLC (United Kingdom)	29,596	9,415,671
		13,065,297
Industrial Machinery–0.76%
Dover Corp.	8,277	1,356,187
Fortive Corp.	20,539	1,517,216
IDEX Corp.	4,324	971,127
Illinois Tool Works, Inc.(c)	16,426	3,813,296
Ingersoll Rand, Inc.	23,221	1,354,713
Otis Worldwide Corp.	24,458	1,966,423
Parker-Hannifin Corp.	7,398	2,234,640
Pentair PLC	9,502	700,202
Snap-on, Inc.	3,097	637,703
Stanley Black & Decker, Inc.	9,340	1,632,259
Xylem, Inc.	10,353	1,253,852
		17,437,618
Industrial REITs–0.34%
Duke Realty Corp.	21,681	1,264,653
Prologis, Inc.	42,367	6,386,825
		7,651,478
Insurance Brokers–0.57%
Aon PLC, Class A	12,937	3,826,377
Arthur J. Gallagher & Co.	11,848	1,930,039
Brown & Brown, Inc.	13,320	857,941
Marsh & McLennan Cos., Inc.	29,034	4,762,157
Willis Towers Watson PLC	7,404	1,672,119
		13,048,633
Integrated Oil & Gas–1.25%
Chevron Corp.	110,831	12,509,495
Exxon Mobil Corp.(e)	242,624	14,518,620
Occidental Petroleum Corp.	50,836	1,507,288
		28,535,403
Integrated Telecommunication Services–0.93%
AT&T, Inc.	409,364	9,345,780
Verizon Communications, Inc.	237,268	11,927,462
		21,273,242
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Interactive Home Entertainment–0.25%
Activision Blizzard, Inc.	44,570	$2,611,802
Electronic Arts, Inc.	16,309	2,025,904
Take-Two Interactive Software, Inc.(b)	6,607	1,095,969
		5,733,675
Interactive Media & Services–6.28%
Alphabet, Inc., Class A(b)	17,256	48,971,665
Alphabet, Inc., Class C(b)	16,147	46,003,449
Match Group, Inc.(b)	15,863	2,062,031
Meta Platforms, Inc., Class A(b)	136,616	44,326,427
Twitter, Inc.(b)	45,689	2,007,575
		143,371,147
Internet & Direct Marketing Retail–4.03%
Amazon.com, Inc.(b)	24,961	87,539,974
eBay, Inc.	37,255	2,513,222
Etsy, Inc.(b)(c)	7,243	1,988,783
		92,041,979
Internet Services & Infrastructure–0.10%
Akamai Technologies, Inc.(b)	9,299	1,047,997
VeriSign, Inc.(b)	5,578	1,338,218
		2,386,215
Investment Banking & Brokerage–1.01%
Charles Schwab Corp. (The)	86,034	6,658,171
Goldman Sachs Group, Inc. (The)	19,318	7,359,965
Morgan Stanley	83,651	7,931,788
Raymond James Financial, Inc.	10,441	1,026,246
		22,976,170
IT Consulting & Other Services–1.02%
Accenture PLC, Class A	36,342	12,988,631
Cognizant Technology Solutions Corp., Class A	30,122	2,348,913
DXC Technology Co.(b)	14,533	435,845
Gartner, Inc.(b)	4,794	1,496,926
International Business Machines Corp.	51,367	6,015,076
		23,285,391
Leisure Products–0.03%
Hasbro, Inc.	7,279	705,408
Life & Health Insurance–0.38%
Aflac, Inc.	35,364	1,914,607
Globe Life, Inc.	5,333	461,518
Lincoln National Corp.	10,066	667,678
MetLife, Inc.	41,742	2,448,586
Principal Financial Group, Inc.	14,225	975,550
Prudential Financial, Inc.	22,167	2,266,797
		8,734,736
Life Sciences Tools & Services–1.91%
Agilent Technologies, Inc.	17,390	2,624,151
Bio-Rad Laboratories, Inc., Class A(b)	1,229	925,683
Bio-Techne Corp.	2,204	1,040,354
Charles River Laboratories International, Inc.(b)	2,872	1,050,779
Danaher Corp.	36,412	11,711,556
Illumina, Inc.(b)	8,386	3,063,658
IQVIA Holdings, Inc.(b)	11,014	2,854,058
Mettler-Toledo International, Inc.(b)	1,324	2,004,708
Shares		Value
Life Sciences Tools & Services–(continued)
PerkinElmer, Inc.	6,396	$1,165,095
Thermo Fisher Scientific, Inc.	22,546	14,267,785
Waters Corp.(b)	3,518	1,154,150
West Pharmaceutical Services, Inc.	4,246	1,879,534
		43,741,511
Managed Health Care–1.54%
Anthem, Inc.	13,973	5,676,252
Centene Corp.(b)	33,307	2,378,453
Humana, Inc.	7,365	3,091,164
UnitedHealth Group, Inc.	54,053	24,011,423
		35,157,292
Metal & Glass Containers–0.08%
Ball Corp.	18,790	1,755,925
Movies & Entertainment–1.41%
Live Nation Entertainment, Inc.(b)	7,509	800,835
Netflix, Inc.(b)	25,379	16,290,780
Walt Disney Co. (The)(b)	104,139	15,089,741
		32,181,356
Multi-line Insurance–0.19%
American International Group, Inc.	49,011	2,577,978
Assurant, Inc.	3,388	515,315
Hartford Financial Services Group, Inc. (The)	19,896	1,315,126
		4,408,419
Multi-Sector Holdings–1.29%
Berkshire Hathaway, Inc., Class B(b)	106,232	29,393,332
Multi-Utilities–0.67%
Ameren Corp.	14,737	1,202,392
CenterPoint Energy, Inc.	33,788	875,447
CMS Energy Corp.	16,356	962,551
Consolidated Edison, Inc.	20,252	1,572,365
Dominion Energy, Inc.	46,334	3,298,981
DTE Energy Co.	11,119	1,204,632
NiSource, Inc.	21,890	536,524
Public Service Enterprise Group, Inc.	29,058	1,815,834
Sempra Energy	18,300	2,193,621
WEC Energy Group, Inc.	18,119	1,575,085
		15,237,432
Office REITs–0.12%
Alexandria Real Estate Equities, Inc.	7,945	1,589,556
Boston Properties, Inc.	8,091	872,534
Vornado Realty Trust	8,959	359,614
		2,821,704
Oil & Gas Equipment & Services–0.20%
Baker Hughes Co., Class A	47,214	1,101,975
Halliburton Co.	50,782	1,096,383
Schlumberger N.V.	79,966	2,293,425
		4,491,783
Oil & Gas Exploration & Production–0.72%
APA Corp.	21,562	555,653
ConocoPhillips	76,742	5,381,916
Coterra Energy, Inc.	46,263	928,961
Devon Energy Corp.	36,082	1,517,609
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Diamondback Energy, Inc.	9,699	$1,035,174
EOG Resources, Inc.	33,512	2,915,544
Hess Corp.	15,699	1,169,890
Marathon Oil Corp.	45,094	698,506
Pioneer Natural Resources Co.	13,003	2,318,695
		16,521,948
Oil & Gas Refining & Marketing–0.24%
Marathon Petroleum Corp.	36,575	2,225,589
Phillips 66	25,091	1,735,544
Valero Energy Corp.	23,425	1,568,070
		5,529,203
Oil & Gas Storage & Transportation–0.22%
Kinder Morgan, Inc.	111,840	1,729,046
ONEOK, Inc.(c)	25,528	1,527,596
Williams Cos., Inc. (The)	69,716	1,867,692
		5,124,334
Packaged Foods & Meats–0.71%
Campbell Soup Co.	11,569	466,578
Conagra Brands, Inc.	27,374	836,276
General Mills, Inc.	34,745	2,146,199
Hershey Co. (The)	8,335	1,479,379
Hormel Foods Corp.	16,037	663,932
JM Smucker Co. (The)	6,175	780,952
Kellogg Co.	14,528	888,823
Kraft Heinz Co. (The)	38,561	1,296,035
Lamb Weston Holdings, Inc.	8,359	433,999
McCormick & Co., Inc.	14,206	1,219,159
Mondelez International, Inc., Class A	80,108	4,721,565
Tyson Foods, Inc., Class A	16,896	1,334,108
		16,267,005
Paper Packaging–0.21%
Amcor PLC	87,864	994,620
Avery Dennison Corp.	4,765	977,159
International Paper Co.	22,273	1,013,867
Packaging Corp. of America	5,417	707,406
Sealed Air Corp.	8,542	530,629
WestRock Co.	15,003	650,980
		4,874,661
Personal Products–0.19%
Estee Lauder Cos., Inc. (The), Class A	13,290	4,413,210
Pharmaceuticals–3.43%
Bristol-Myers Squibb Co.	127,263	6,825,115
Catalent, Inc.(b)(c)	9,763	1,256,108
Eli Lilly and Co.	45,501	11,286,068
Johnson & Johnson	150,866	23,524,535
Merck & Co., Inc.	145,072	10,867,343
Organon & Co.	14,452	422,432
Pfizer, Inc.	321,316	17,264,309
Viatris, Inc.	68,916	848,356
Zoetis, Inc.	27,161	6,030,828
		78,325,094
Property & Casualty Insurance–0.60%
Allstate Corp. (The)	16,945	1,842,260
Chubb Ltd.	25,144	4,512,594
Shares		Value
Property & Casualty Insurance–(continued)
Cincinnati Financial Corp.	8,547	$973,503
Loews Corp.	11,583	619,227
Progressive Corp. (The)	33,640	3,126,502
Travelers Cos., Inc. (The)	14,300	2,101,385
W.R. Berkley Corp.	8,042	616,339
		13,791,810
Publishing–0.03%
News Corp., Class A	22,332	482,818
News Corp., Class B	6,956	149,902
		632,720
Railroads–0.81%
CSX Corp.	129,204	4,478,211
Kansas City Southern	5,214	1,516,492
Norfolk Southern Corp.	14,153	3,754,366
Union Pacific Corp.	37,373	8,806,574
		18,555,643
Real Estate Services–0.08%
CBRE Group, Inc., Class A(b)	19,270	1,841,634
Regional Banks–1.01%
Citizens Financial Group, Inc.	24,532	1,159,628
Comerica, Inc.	7,632	629,869
Fifth Third Bancorp	39,584	1,668,466
First Republic Bank	10,104	2,118,405
Huntington Bancshares, Inc.	84,534	1,254,485
KeyCorp	54,809	1,229,914
M&T Bank Corp.	7,328	1,074,358
People’s United Financial, Inc.	24,269	413,544
PNC Financial Services Group, Inc. (The)	24,339	4,794,783
Regions Financial Corp.	55,174	1,255,208
SVB Financial Group(b)	3,362	2,327,613
Truist Financial Corp.	76,498	4,537,096
Zions Bancorporation N.A.	9,368	590,933
		23,054,302
Reinsurance–0.03%
Everest Re Group Ltd.	2,282	585,059
Research & Consulting Services–0.40%
Equifax, Inc.	6,988	1,947,206
IHS Markit Ltd.	22,844	2,919,920
Jacobs Engineering Group, Inc.	7,404	1,055,514
Leidos Holdings, Inc.	8,068	709,258
Nielsen Holdings PLC	20,392	390,711
Verisk Analytics, Inc.	9,248	2,079,598
		9,102,207
Residential REITs–0.31%
AvalonBay Communities, Inc.	8,020	1,915,737
Equity Residential	19,528	1,665,934
Essex Property Trust, Inc.	3,745	1,271,203
Mid-America Apartment Communities, Inc.	6,650	1,371,563
UDR, Inc.	15,902	902,120
		7,126,557
Restaurants–1.08%
Chipotle Mexican Grill, Inc.(b)	1,607	2,640,960
Darden Restaurants, Inc.	7,437	1,025,934
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Restaurants–(continued)
Domino’s Pizza, Inc.	2,100	$1,100,694
McDonald’s Corp.	42,804	10,469,858
Starbucks Corp.	67,573	7,408,704
Yum! Brands, Inc.	16,944	2,081,401
		24,727,551
Retail REITs–0.30%
Federal Realty Investment Trust	3,932	482,339
Kimco Realty Corp.	34,590	775,508
Realty Income Corp.	31,598	2,146,136
Regency Centers Corp.	8,713	604,159
Simon Property Group, Inc.	18,835	2,878,741
		6,886,883
Semiconductor Equipment–0.88%
Applied Materials, Inc.	52,380	7,709,812
Enphase Energy, Inc.(b)	7,715	1,928,750
KLA Corp.	8,755	3,573,178
Lam Research Corp.	8,167	5,552,335
Teradyne, Inc.	9,455	1,445,386
		20,209,461
Semiconductors–5.60%
Advanced Micro Devices, Inc.(b)	69,514	11,008,932
Analog Devices, Inc.	30,827	5,556,567
Broadcom, Inc.	23,511	13,017,571
Intel Corp.	232,504	11,439,197
Microchip Technology, Inc.	31,408	2,620,369
Micron Technology, Inc.	64,515	5,419,260
Monolithic Power Systems, Inc.	2,474	1,369,260
NVIDIA Corp.	142,815	46,666,229
NXP Semiconductors N.V. (China)	15,196	3,394,179
Qorvo, Inc.(b)	6,333	926,075
QUALCOMM, Inc.	64,646	11,672,482
Skyworks Solutions, Inc.	9,465	1,435,462
Texas Instruments, Inc.	52,909	10,178,104
Xilinx, Inc.	14,181	3,239,649
		127,943,336
Soft Drinks–1.14%
Coca-Cola Co. (The)	222,644	11,677,678
Monster Beverage Corp.(b)	21,519	1,802,862
PepsiCo, Inc.	79,209	12,656,014
		26,136,554
Specialized REITs–1.19%
American Tower Corp.	26,083	6,846,266
Crown Castle International Corp.	24,776	4,500,560
Digital Realty Trust, Inc.(c)	16,196	2,716,717
Equinix, Inc.	5,144	4,177,957
Extra Space Storage, Inc.	7,669	1,533,800
Iron Mountain, Inc.(c)	16,461	747,988
Public Storage	8,737	2,860,319
SBA Communications Corp., Class A	6,279	2,158,720
Weyerhaeuser Co.	42,878	1,612,642
		27,154,969
Specialty Chemicals–0.74%
Albemarle Corp.	6,703	1,786,282
Celanese Corp.	6,333	958,563
DuPont de Nemours, Inc.	29,976	2,217,025
Shares		Value
Specialty Chemicals–(continued)
Ecolab, Inc.	14,265	$3,159,270
International Flavors & Fragrances, Inc.	14,220	2,021,657
PPG Industries, Inc.	13,568	2,091,779
Sherwin-Williams Co. (The)	13,883	4,598,605
		16,833,181
Specialty Stores–0.12%
Tractor Supply Co.	6,553	1,476,588
Ulta Beauty, Inc.(b)	3,139	1,205,219
		2,681,807
Steel–0.08%
Nucor Corp.	16,831	1,788,462
Systems Software–7.08%
Fortinet, Inc.(b)	7,740	2,570,532
Microsoft Corp.	430,675	142,376,848
NortonLifeLock, Inc.	33,126	823,181
Oracle Corp.	94,404	8,566,219
ServiceNow, Inc.(b)	11,353	7,353,338
		161,690,118
Technology Distributors–0.07%
CDW Corp.	7,880	1,492,157
Technology Hardware, Storage & Peripherals–6.81%
Apple, Inc.(e)	899,969	148,764,876
Hewlett Packard Enterprise Co.	74,841	1,073,968
HP, Inc.	68,842	2,428,746
NetApp, Inc.	12,832	1,140,508
Seagate Technology Holdings PLC	12,001	1,232,143
Western Digital Corp.(b)	17,379	1,005,201
		155,645,442
Tobacco–0.53%
Altria Group, Inc.	105,683	4,506,323
Philip Morris International, Inc.	89,319	7,676,075
		12,182,398
Trading Companies & Distributors–0.20%
Fastenal Co.	32,980	1,951,427
United Rentals, Inc.(b)	4,144	1,403,738
W.W. Grainger, Inc.	2,507	1,206,895
		4,562,060
Trucking–0.12%
J.B. Hunt Transport Services, Inc.	4,769	911,642
Old Dominion Freight Line, Inc.	5,376	1,909,394
		2,821,036
Water Utilities–0.08%
American Water Works Co., Inc.	10,412	1,755,151
Wireless Telecommunication Services–0.16%
T-Mobile US, Inc.(b)	33,613	3,657,431
Total Common Stocks & Other Equity Interests (Cost $743,327,866)		2,220,210,137
Money Market Funds–2.78%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(f)	22,910,218	22,910,218
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(f)	14,436,291	14,440,622
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(f)	26,183,107	$26,183,107
Total Money Market Funds (Cost $63,531,649)		63,533,947
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $806,859,515)		2,283,744,084
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.92%
Invesco Private Government Fund, 0.02%(d)(f)(g)	6,340,064	6,340,064
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(f)(g)	14,789,045	$14,793,481
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,134,043)		21,133,545
TOTAL INVESTMENTS IN SECURITIES–100.88% (Cost $827,993,558)		2,304,877,629
OTHER ASSETS LESS LIABILITIES—(0.88)%		(20,132,831)
NET ASSETS–100.00%		$2,284,744,798
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Ltd.	$544,760	$-	$(54,009)	$(47,423)	$(8,853)	$434,475	$3,308
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	20,330,313	11,905,026	(9,325,121)	-	-	22,910,218	1,410
Invesco Liquid Assets Portfolio, Institutional Class	12,827,772	8,274,806	(6,660,801)	(811)	(344)	14,440,622	350
Invesco Treasury Portfolio, Institutional Class	23,234,644	13,605,745	(10,657,282)	-	-	26,183,107	636
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,238,395	72,754,200	(67,652,531)	-	-	6,340,064	463*
Invesco Private Prime Fund	2,889,590	148,473,301	(136,562,896)	(498)	(6,016)	14,793,481	5,857*
Total	$61,065,474	$255,013,078	$(230,912,640)	$(48,732)	$(15,213)	$85,101,967	$12,024

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	283	December-2021	$64,612,438	$473,721	$473,721
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,220,210,137	$—	$—	$2,220,210,137
Money Market Funds	63,533,947	21,133,545	—	84,667,492
Total Investments in Securities	2,283,744,084	21,133,545	—	2,304,877,629
Other Investments - Assets*
Futures Contracts	473,721	—	—	473,721
Total Investments	$2,284,217,805	$21,133,545	$—	$2,305,351,350

*	Unrealized appreciation.
Invesco S&P 500 Index Fund